Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of basic and diluted net income per share
The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income

(loss)

per share for each class of common stock:

	For The Three Months Ended June,				For The Six Months Ended June,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$(341,426)	$(392,642)	$2,278,470	$569,618	$(719,788)	$(821,485)	$7,616,553	$1,904,138
Denominator:
Basic and diluted weighted average ordinary shares outstanding	4,999,980	5,750,000	22,066,250	5,750,000	5,038,166	5,750,000	22,066,250	5,750,000
Basic and diluted net income (loss) per ordinary share	$(0.07)	$(0.07)	$0.10	$0.10	$(0.14)	$(0.14)	$0.33	$0.33

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of common stock:

	For the Year Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share:
Numerator:

Allocation of net income	$7,544,075	$1,894,106	$9,301,767	$2,325,442
Denominator:
Basic and diluted weighted average common shares outstanding	22,901,791	5,750,000	23,000,000	5,750,000

Basic and diluted net income per common share	$0.33	$0.33	$0.40	$0.40